Segment information - Schedule of geographical breakdown of revenue (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of operating segments [line items]
Total revenue	€ 31,211	€ 12,393	€ 127,234	€ 47,934	€ 20,026	€ 227,700
Europe
Disclosure of operating segments [line items]
Total revenue	26,575	8,400	104,364	37,916	13,742	181,948
Asia Pacific
Disclosure of operating segments [line items]
Total revenue	4,361	3,971	22,199	9,515	6,240	44,396
Rest of the world
Disclosure of operating segments [line items]
Total revenue	275	22	671	503	44	1,356
France
Disclosure of operating segments [line items]
Total revenue	€ 4,999			€ 7,864
% of Total Revenue	16.00%			16.00%
Italy
Disclosure of operating segments [line items]
Total revenue	€ 4,315	€ 1,492	€ 18,868	€ 5,603	€ 2,130	€ 34,477
% of Total Revenue	14.00%	12.00%	15.00%	12.00%	11.00%	15.00%
United Kingdom
Disclosure of operating segments [line items]
Total revenue			€ 17,027	€ 6,746		€ 27,355
% of Total Revenue			13.00%	14.00%		12.00%
Australia
Disclosure of operating segments [line items]
Total revenue		€ 2,196		€ 5,835	€ 3,472
% of Total Revenue		18.00%		12.00%	17.00%
Significant countries
Disclosure of operating segments [line items]
Total revenue	€ 9,314	€ 3,688	€ 35,895	€ 26,048	€ 5,602	€ 61,832
% of Total Revenue	30.00%	30.00%	28.00%	54.00%	28.00%	27.00%
TFSS
Disclosure of operating segments [line items]
Total revenue	€ 23,016	€ 8,370	€ 110,177	€ 32,131	€ 14,081	€ 194,711
TFSS | Europe
Disclosure of operating segments [line items]
Total revenue	21,527	7,000	99,479	29,209	11,888	172,681
TFSS | Asia Pacific
Disclosure of operating segments [line items]
Total revenue	1,214	1,348	10,028	2,419	2,149	20,677
TFSS | Rest of the world
Disclosure of operating segments [line items]
Total revenue	275	22	670	503	44	1,353
TFSS | France
Disclosure of operating segments [line items]
Total revenue	4,726			7,488
TFSS | Italy
Disclosure of operating segments [line items]
Total revenue	3,416	721	16,488	4,257	1,118	30,145
TFSS | United Kingdom
Disclosure of operating segments [line items]
Total revenue			16,462	885		26,222
TFSS | Australia
Disclosure of operating segments [line items]
Total revenue		8		12	14
TFSS | Significant countries
Disclosure of operating segments [line items]
Total revenue	8,142	729	32,950	12,642	1,132	56,367
AVPS
Disclosure of operating segments [line items]
Total revenue	5,295	4,023	17,057	10,145	5,945	32,989
AVPS | Europe
Disclosure of operating segments [line items]
Total revenue	2,148	1,400	4,885	3,049	1,854	9,267
AVPS | Asia Pacific
Disclosure of operating segments [line items]
Total revenue	3,147	2,623	12,171	7,096	4,091	23,719
AVPS | Rest of the world
Disclosure of operating segments [line items]
Total revenue	0	0	1	0	0	3
AVPS | France
Disclosure of operating segments [line items]
Total revenue	273			376
AVPS | Italy
Disclosure of operating segments [line items]
Total revenue	899	771	2,380	1,346	1,012	4,332
AVPS | United Kingdom
Disclosure of operating segments [line items]
Total revenue			565	203		1,133
AVPS | Australia
Disclosure of operating segments [line items]
Total revenue		2,188		5,823	3,458
AVPS | Significant countries
Disclosure of operating segments [line items]
Total revenue	1,172	€ 2,959	€ 2,945	7,748	€ 4,470	€ 5,465
CRTS
Disclosure of operating segments [line items]
Total revenue	2,900			5,658
CRTS | Europe
Disclosure of operating segments [line items]
Total revenue	2,900			5,658
CRTS | Asia Pacific
Disclosure of operating segments [line items]
Total revenue	0			0
CRTS | Rest of the world
Disclosure of operating segments [line items]
Total revenue	€ 0			0
CRTS | France
Disclosure of operating segments [line items]
Total revenue				0
CRTS | Italy
Disclosure of operating segments [line items]
Total revenue				0
CRTS | United Kingdom
Disclosure of operating segments [line items]
Total revenue				5,658
CRTS | Australia
Disclosure of operating segments [line items]
Total revenue				0
CRTS | Significant countries
Disclosure of operating segments [line items]
Total revenue				€ 5,658